UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Equity Funds

Semi-Annual Report December 31, 2015

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class I

Nuveen Symphony Dynamic Equity Fund	NQLAX	NQLCX	NQLIX

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Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

For better or for worse, the financial markets spent most of the past year waiting for the U.S. Federal Reserve (Fed) to end its accommodative monetary policy. The policy has propped up stock and bond markets since the Great Recession, but the question remains: how will markets behave without its influence? This uncertainty was a considerable source of volatility for stock and bond prices for much of 2015, despite the Fed carefully conveying its intention to raise rates slowly and only when the economy shows evidence of readiness.

As was widely expected, the long-awaited Fed rate hike materialized in mid-December. While the move was interpreted as a vote of confidence on the U.S. economy’s underlying strength, the Fed emphasized that future rate increases will be gradual and guided by its ongoing assessment of financial conditions. Headwinds including rising borrowing costs, softer commodity prices, low inflation, a strong U.S. dollar and a stagnant global economy could necessitate keeping monetary conditions accommodative for longer. Meanwhile, policy makers in Europe and Japan are deploying their available tools to try to bolster their economies’ fragile growth, while Chinese authorities have stepped up efforts to manage China’s slowdown.

Although the new year began with a more pessimistic tone to investor sentiment and elevated volatility in the markets, we caution investors from making long-term decisions based on short-term news. In times like these, you can look to a professional investment manager with the experience and discipline to maintain the proper perspective on short-term events. And if the daily headlines do concern you, I encourage you to reach out to your financial advisor. Your financial advisor can help you evaluate your investment strategies in light of current events, your time horizon and risk tolerance.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

February 22, 2016

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Symphony Dynamic Equity Fund

This Fund features portfolio management by Symphony Asset Management LLC (Symphony), an affiliate of Nuveen Investments, Inc. Gunther Stein, CIO/CEO at Symphony, Ross Sakamoto, CFA, and Marc Snyder are co-directors of equity and serve as the portfolio managers for the Fund. Effective August 15, 2015, Marc Snyder succeeded Joel Drescher, who is no longer with the firm.

Here they review their management strategies and the performance of the Fund for this six-month reporting period ending December 31, 2015.

How did the Fund perform during the six-month reporting period ended December 31, 2015?

The table in the Fund Performance and Expense Ratio section of this report provides total returns for the Fund for the six-month, one year and since inception period ended December 31, 2015. Comparative performance information is provided for the Fund’s Class A Shares at net asset value (NAV). The Fund’s Class A Shares at NAV outperformed the Lipper Alternative Long/Short Equity Funds Classification Average and the Russell 1000® Index for the six-month reporting period ending December 31, 2015.

What strategies were used to manage the Fund during the six-month reporting period ended December 31, 2015 and how did these strategies influence performance?

The Fund’s strategy seeks capital appreciation through a risk managed long/short equity portfolio which actively adjusts company, sector and market exposures to capitalize on changing economic and market conditions. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities, including common stocks, depositary receipts and depositary shares. The Fund will also take long and short positions in securities of exchange-traded funds (ETFs) in order to gain broad equity market exposure to select industries and sectors.

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including ETFs that provide exposure to equity securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its assets in dollar-denominated equity securities of non-U.S. issuers, including emerging market issuers, that are either listed on a U.S. stock exchange or represented by depositary receipts or depositary shares that may or may not be sponsored by a domestic bank. The Fund’s investments in emerging market (EM) issuers are limited to 10% of total assets.

The Fund intends to generally maintain a net long exposure to the equity market (long market value minus short market value) of between 20% and 80% under normal market conditions. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund’s net long exposure to the equity market may fall outside of this range. These exposures did fluctuate during the reporting period as market conditions warranted. Our net exposures averaged approximately 51% for the reporting period.

We will take long and short positions in individual securities. Securities of individual companies are selected for the portfolio as long or short positions based on Symphony’s evaluation. Our selection of ETFs in order to obtain long or short exposure to select industries

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

and sectors of the broad equity market is based on analysis of the fundamental factors that drive individual security selection and macroeconomic factors.

During the reporting period, energy sector shorts were the largest contributors to performance. The financials, industrials and materials sectors were also strong contributors, while the consumer discretionary and utilities sectors detracted from performance.

Performance was positively impacted by several short positions, including Fifth Street Finance Corporation. In October, a shareholder class action law suit was filed as the complaint alleges Fifth Street Finance Corporation artificially inflated its assets and investment income to increase Fifth Street Finance Corporation’s revenue. We capitalized on the stock price decline. A short position in Joy Global Inc. also positively impacted the portfolio. The company manufactures and services heavy machinery used in underground and surface mining. The company posted a 37% drop in profit for the fiscal third quarter and reduced its forecasts for the full year. Slumping U.S. coal production and weaker demand from China for copper and other commodities have negatively impacted the company. Lastly, our short position in Chemours Company contributed to performance. A decline in sales fueled a loss for the chemical company. Sales in the third quarter this year were $1.5 billion, down from $1.6 billion in the third quarter last year. Chemours’ Titanium Technologies unit, which produces its top product, titanium dioxide saw an 18 percent decline in sales compared to a year ago.

Several positions detracted from performance including Scientific Games Corporation. The company develops technology-based products and services, and associated content for the gaming and lottery industries worldwide. The company posted a third quarter loss, causing its stock to decline. While we shorted the position near the end of the reporting period, the position was long for the majority of the reporting period which detracted from performance. Also detracting from performance was Net 1 UEPs Technologies, Inc., a leading provider of payment solutions and transaction processing services across multiple industries and in a number of emerging economies. The company, which is based in South Africa, was negatively impacted by the strengthening of the U.S. dollar against the South African rand. Lastly, XPO Logistics, Inc. detracted from performance. The company is an asset-light global provider of transportation and logistics services. The stock sold off following XPO Logistics announcement of its intention to acquire Con-way, Inc.

6	Nuveen Investments

Risk Considerations

Nuveen Symphony Dynamic Equity Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it holds long decreases or the price of a security that it has sold short increases. Losses on short sales arise from increases in the value of the security sold short, and therefore are theoretically unlimited. Because the Fund invests in both long and short positions in debt securities, the Fund has overall exposure to changes in the value of debt securities that is far greater than its net asset value. This may magnify gains and losses and increase the volatility of the Fund’s returns. In addition, the use of short sales will increase the Fund’s expenses. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as commodities, credit, derivatives, ETF, frequent trading, and interest rate risks, are described in detail in the Fund’s prospectus.

Nuveen Investments	7

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8	Nuveen Investments

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for the Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	9

Fund Performance and Expense Ratios (Unaudited) (continued)

Nuveen Symphony Dynamic Equity Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of December 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class A Shares at NAV	2.74%	3.25%	6.67%
Class A Shares at maximum Offering Price	(3.17)%	(2.69)%	3.64%
Russell 1000® Index	(0.78)%	0.92%	8.92%
Lipper Alternative Long/Short Equity Funds Classification Average	(2.93)%	(1.72)%	1.87%

Class C Shares	2.36%	2.45%	5.87%
Class I Shares	2.91%	3.51%	6.95%

Since inception returns are from 12/12/13. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class I
Gross Expense Ratios	7.30%	7.88%	6.89%
Net Expense Ratios	3.20%	3.94%	2.94%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through October 31, 2016 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

10	Nuveen Investments

Holding

Summaries as of December 31, 2015

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Nuveen Symphony Dynamic Equity Fund

Fund Allocation

(% of net assets)

Long-Term Investments
Common Stocks	121.0%
Total Long Exposure	121.0%
Repurchase Agreements	2.5%
Securities Sold Short	(69.7)%
Common Stocks Sold Short	(61.5)%
Exchange-Traded Funds Sold Short	(8.2)%
Total Short Exposure	(69.7)%
Other Assets Less Liabilities	46.2%
Net Assets	100%

Portfolio Composition –

(Long Exposure)

(% of net assets)

IT Services	13.0%
Specialty Retail	9.7%
Insurance	9.5%
Real Estate Investment Trust	6.1%
Food Products	5.7%
Banks	5.4%
Industrial Conglomerates	4.6%
Health Care Equipment & Supplies	4.5%
Commercial Services & Supplies	4.3%
Household Products	4.0%
Beverages	3.8%
Diversified Financial Services	3.8%
Hotels, Restaurants & Leisure	3.6%
Semiconductors & Semiconductor Equipment	3.5%
Chemicals	3.1%
Capital Markets	3.1%
Communications Equipment	2.7%
Road & Rail	2.3%
Pharmaceuticals	2.3%
Textiles, Apparel & Luxury Goods	2.0%
Media	1.9%
Internet Software & Services	1.8%
Internet & Catalog Retail	1.8%
Professional Services	1.7%
Other	16.8%
Total	121.0%

Top Five Holdings

(Long Exposure)

(% of net assets)

Visa Inc.	2.2%
Home Depot, Inc.	2.0%
Alphabet Inc., Class A	1.8%
Blackhawk Network Holdings Inc.	1.8%
Kimberly-Clark Corporation	1.8%

Nuveen Investments	11

Holding Summaries (continued)

Portfolio Composition –

(Short Exposure)

(% of net assets)

Real Estate Investment Trust	(9.0)%
Exchange-Traded Funds	(8.2)%
Oil, Gas & Consumable Fuels	(5.7)%
Banks	(3.9)%
Food Products	(3.7)%
Consumer Finance	(3.3)%
Hotels, Restaurants & Leisure	(2.8)%
Machinery	(2.8)%
Specialty Retail	(2.6)%
Trading Companies & Distributors	(2.3)%
Software	(2.2)%
Insurance	(2.1)%
Capital Markets	(2.0)%
IT Services	(1.8)%
Other	(17.3)%
Total	(69.7)%

Top Five Holdings

(Short Exposure)

(% of net assets)

SPDR® S&P Retail ETF	(2.9)%
Industrial Select Sector SPDR® Fund	(1.7)%
Market Vectors® Semiconductors ETF	(1.7)%
Vale SA, Sponsored ADR	(1.4)%
Health Care Select Sector SPDR® Fund	(1.3)%

12	Nuveen Investments

Expense

Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2015.

The beginning of the period is July 1, 2015.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Symphony Dynamic Equity Fund1

	Share Class
	A Shares	C Shares	I Shares
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,027.40	$1,023.60	$1,029.10
Expenses Incurred During Period	$21.71	$24.42	$26.88
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,003.72	$1,001.01	$998.64
Expenses Incurred During Period	$21.46	$24.14	$26.48

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 4.26%, 4.80% and 5.27% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

[1]	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of other funds in which the Fund invests. These underlying fees and expenses are not reflected in the expense ratios. Because these other funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Nuveen Investments	13

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 121.0%

	COMMON STOCKS – 121.0%

	Aerospace & Defense – 1.7%

3,524	Heico Corporation	$191,565

2,442	Orbital ATK, Inc.	218,168
	Total Aerospace & Defense	409,733

	Airlines – 0.7%

4,424	Spirit Airline Holdings, (2)	176,296

	Auto Components – 1.0%

14,741	Gentex Corporation	236,003

	Banks – 5.4%

7,017	FCB Financial Holdings, Inc., Class A Shares, (2)	251,138

20,890	ING Groep N.V. Sponsored ADR	281,179

7,167	Privatebancorp, Inc.	293,990

2,185	Signature Bank, (2)	335,113

3,567	Wintrust Financial Corporation	173,071
	Total Banks	1,334,491

	Beverages – 3.8%

1,146	Boston Beer Company, (2)	231,389

2,292	Constellation Brands, Inc., Class A	326,472

4,231	Molson Coors Brewing Company, Class B	397,376
	Total Beverages	955,237

	Biotechnology – 0.7%

4,403	Emergent BioSolutions, Inc., (2)	176,164

	Building Products – 0.7%

3,739	Armstrong World Industries Inc., (2)	170,984

	Capital Markets – 3.1%

6,688	Franklin Resources, Inc.	246,252

5,742	Interactive Brokers Group, Inc.	250,351

16,626	WisdomTree Investments Inc.	260,696
	Total Capital Markets	757,299

	Chemicals – 3.1%

11,216	Axalta Coating Systems Limited, (2)	298,906

5,581	Dow Chemical Company	287,310

1,971	LyondellBasell Industries NV	171,280
	Total Chemicals	757,496

14	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies – 4.3%

29,091	Casella Waste Systems, Inc., (2)	$173,964

3,321	Cintas Corporation	302,377

4,746	Republic Services, Inc.	208,777

6,942	Waste Connections Inc.	390,973
	Total Commercial Services & Supplies	1,076,091

	Communications Equipment – 2.7%

9,170	Ciena Corporation, (2)	189,727

3,000	Harris Corporation	260,700

11,816	Infinera Corporation, (2)	214,106
	Total Communications Equipment	664,533

	Consumer Finance – 1.5%

12,084	Synchrony Financial, (2)	367,474

	Distributors – 1.3%

4,103	Pool Corporation	331,440

	Diversified Financial Services – 3.8%

1,510	Intercontinental Exchange Group, Inc.	386,953

4,767	MSCI Inc., Class A Shares	343,844

6,010	Voya Financial Inc.	221,829
	Total Diversified Financial Services	952,626

	Food Products – 5.7%

5,667	General Mills, Inc.	326,759

2,325	JM Smucker Company	286,766

4,381	Kraft Heinz Company	318,762

3,728	McCormick & Company, Incorporated	318,968

4,789	Snyders Lance Inc.	164,263
	Total Food Products	1,415,518

	Health Care Equipment & Supplies – 4.5%

2,528	Cooper Companies, Inc.	339,258

3,224	Medtronic, PLC	247,990

16,326	Tandem Diabetes Care Inc., (2)	192,810

2,657	Teleflex Inc.	349,263
	Total Health Care Equipment & Supplies	1,129,321

	Health Care Providers & Services – 0.9%

1,918	Universal Health Services, Inc., Class B	229,182

	Hotels, Restaurants & Leisure – 3.6%

5,785	Aramark Holdings Corporation	186,566

10,455	Dave & Buster’s Entertainment Inc., (2)	436,392

16,862	Penn National Gaming, Inc., (2)	270,129
	Total Hotels, Restaurants & Leisure	893,087

Nuveen Investments	15

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Products – 4.0%

2,476	Church & Dwight Company Inc.	$210,163

2,753	Clorox Company	349,163

3,492	Kimberly-Clark Corporation	444,532
	Total Household Products	1,003,858

	Industrial Conglomerates – 4.6%

3,782	Carlisle Companies Inc.	335,426

4,049	Danaher Corporation	376,071

14,183	General Electric Company	441,800
	Total Industrial Conglomerates	1,153,297

	Insurance – 9.5%

3,289	Ace Limited	384,320

3,246	Argo Group International Holdings Inc.	194,241

5,013	Assurant Inc.	403,747

3,674	Axis Capital Holdings Limited	206,552

2,314	Hanover Insurance Group Inc.	188,221

10,059	Hartford Financial Services Group, Inc.	437,164

13,155	National General Holdings Corporation	287,568

14,558	Old Republic International Corporation	271,216
	Total Insurance	2,373,029

	Internet & Catalog Retail – 1.8%

643	Amazon.com, Inc., (2)	434,597

	Internet Software & Services – 1.8%

589	Alphabet Inc., Class A, (2)	458,248

	IT Services – 13.0%

10,134	Blackhawk Network Holdings Inc., (2)	448,024

4,446	Fidelity National Information Services	269,428

3,171	Fiserv, Inc., (2)	290,020

4,499	MasterCard, Inc.	438,023

18,951	Net 1 Ueps Technologies, Inc., (2)	256,028

11,741	PayPal Holdings, Inc., (2)	425,024

5,035	Vantiv Inc., (2)	238,760

7,186	Visa Inc.	557,274

3,621	WEX Inc., (2)	320,096
	Total IT Services	3,242,677

	Life Sciences Tools & Services – 0.7%

7,060	Bruker Biosciences Corporation, (2)	171,346

	Machinery – 1.3%

6,235	John Bean Technologies Corporation	310,690

16	Nuveen Investments

Shares	Description (1)	Value

	Media – 1.9%

4,317	Liberty LiLAC Group, Class A Shares, (2)	$178,594

11,109	Twenty First Century Fox Inc., Class A Shares	301,720
	Total Media	480,314

	Metals & Mining – 0.5%

2,325	Reliance Steel & Aluminum Company	134,641

	Multi-Utilities – 1.3%

6,545	WEC Energy Group, Inc.	335,824

	Oil, Gas & Consumable Fuels – 1.4%

2,464	PDC Energy Inc., (2)	131,528

5,046	Total SA, Sponsored ADR	226,818
	Total Oil, Gas & Consumable Fuels	358,346

	Pharmaceuticals – 2.3%

1,125	Allergan PLC, (2)	351,563

3,428	Teva Pharmaceutical Industries Limited, Sponsored ADR	225,014
	Total Pharmaceuticals	576,577

	Professional Services – 1.7%

5,571	Verisk Analytics Inc, Class A Shares, (2)	428,298

	Real Estate Investment Trust – 6.1%

7,070	Apartment Investment & Management Company, Class A	283,012

6,867	CubeSmart	210,268

728	Equinix Inc.	220,147

1,607	Essex Property Trust Inc.	384,732

7,949	Hudson Pacific Properties Inc.	223,685

4,992	UDR Inc.	187,549
	Total Real Estate Investment Trust	1,509,393

	Road & Rail – 2.3%

4,660	Genesee & Wyoming Inc., (2)	250,195

4,242	Union Pacific Corporation	331,724
	Total Road & Rail	581,919

	Semiconductors & Semiconductor Equipment – 3.5%

4,146	Broadcom Corporation, Class A	239,722

5,035	MA-COM Technology Solutions Holdings Incorporated, (2)	205,881

5,035	Mellanox Technologies, Limited, (2)	212,175

2,678	Synaptics, Inc., (2)	215,151
	Total Semiconductors & Semiconductor Equipment	872,929

	Software – 1.4%

6,042	Microsoft Corporation	335,210

Nuveen Investments	17

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail – 9.7%

1,668	Advance Auto Parts, Inc.			$251,051

335	AutoZone, Inc., (2)			248,540

3,749	Home Depot, Inc.			495,805

1,350	Lithia Motors Inc.			144,005

1,339	O’Reilly Automotive Inc., (2)			339,329

3,717	Restoration Hardware Holdings Incorporated, (2)			295,316

2,378	Signet Jewelers Limited			294,135

4,917	TJX Companies, Inc.			348,664
	Total Specialty Retail			2,416,845

	Textiles, Apparel & Luxury Goods – 2.0%

4,446	Carter’s Inc.			395,827

5,549	Kate Spade & Company, (2)			98,606
	Total Textiles, Apparel & Luxury Goods			494,433

	Thrifts & Mortgage Finance – 0.5%

4,479	Walker & Dunlop Inc., (2)			129,040

	Trading Companies & Distributors – 1.2%

2,496	Watsco Inc.			292,357
	Total Long-Term Investments (cost $29,534,498)			30,126,843

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.5%

	REPURCHASE AGREEMENTS – 2.5%
$636	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $635,868, collateralized by $630,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $649,580	0.030%	1/04/16	$635,866
	Total Short-Term Investments (cost $635,866)			635,866
	Total Investments (cost $30,170,364) – 123.5%			30,762,709

Shares	Description (1)			Value

	SECURITIES SOLD SHORT – (69.7)% (3)

	COMMON STOCKS SOLD SHORT – (61.5)%

	Airlines – (0.4)%

(4,885)	JetBlue Airways Corporation, (2)			$(110,645)

	Banks – (3.9)%

(54,795)	Banco Bradesco SA, ADR			(263,564)

(24,521)	Banco Itau Holdings Financeira, S.A, Sponsored ADR			(159,632)

(5,646)	Banco Latinoamericano de Exportaciones S.A			(146,401)

(3,932)	Canadian Imperial Bank of Commerce			(259,001)

(5,999)	Hancock Holding Company			(150,995)
	Total Banks			(979,593)

18	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – (2.0)%

(35,951)	Fifth Street Finance Corporation	$(229,367)

(5,163)	HFF Inc., Class A Shares, (2)	(160,414)

(3,932)	Waddell & Reed Financial, Inc., Class A	(112,691)
	Total Capital Markets	(502,472)

	Chemicals – (0.9)%

(23,557)	Chemours Company	(126,266)

(9,052)	Flotek Industries Inc., (2)	(103,555)
	Total Chemicals	(229,821)

	Communications Equipment – (0.6)%

(3,042)	Plantronics Inc.	(144,252)

	Construction Materials – (1.1)%

(23,814)	Cemex SAB de CV, ADR, (2)	(132,644)

(7,370)	Summit Materials, Inc., Class A Shares, (2)	(147,698)
	Total Construction Materials	(280,342)

	Consumer Finance – (3.3)%

(4,081)	American Express Company	(283,834)

(20,268)	Enova International, Inc., (2)	(133,971)

(20,482)	Navient Corporation	(234,519)

(4,349)	World Acceptance Corporation, (2)	(161,348)
	Total Consumer Finance	(813,672)

	Diversified Consumer Services – (0.7)%

(6,353)	Sothebys Holdings Inc.	(163,653)

	Electrical Equipment – (0.9)%

(2,121)	Sensata Techologies Holdings, (2)	(97,693)

(7,906)	Thermon Group Holdings Inc., (2)	(133,770)
	Total Electrical Equipment	(231,463)

	Food & Staples Retailing – (1.4)%

(2,882)	United Natural Foods Inc., (2)	(113,436)

(6,770)	Whole Foods Market, Inc.	(226,795)
	Total Food & Staples Retailing	(340,231)

	Food Products – (3.7)%

(4,799)	Archer-Daniels-Midland Company	(176,027)

(3,085)	Bunge Limited	(210,644)

(6,374)	Pilgrim’s Pride Corporation, (2)	(140,802)

(3,460)	Post Holdings Inc., (2)	(213,482)

(2,292)	Sanderson Farms Inc.	(177,676)
	Total Food Products	(918,631)

Nuveen Investments	19

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – (1.1)%

(4,381)	Halyard Health Inc., (2)	$(146,369)

(1,457)	Varian Medical Systems, Inc., (2)	(117,726)
	Total Health Care Equipment & Supplies	(264,095)

	Hotels, Restaurants & Leisure – (2.8)%

(8,388)	La Quinta Holdings Inc., (2)	(114,161)

(2,753)	Norwegian Cruise Line Holdings Limited, (2)	(161,326)

(24,318)	Scientific Games Corporation, (2)	(218,132)

(2,925)	Wynn Resorts Ltd	(202,381)
	Total Hotels, Restaurants & Leisure	(696,000)

	Household Durables – (1.0)%

(3,846)	Garmin Limited	(142,956)

(3,171)	Meritage Corporation, (2)	(107,782)
	Total Household Durables	(250,738)

	Independent Power & Renewable Electricity Producers – (0.6)%

(13,027)	NRG Energy Inc.	(153,328)

	Insurance – (2.1)%

(7,113)	American Equity Investment Life Holding Company	(170,925)

(3,857)	MetLife, Inc.	(185,946)

(3,642)	Principal Financial Group, Inc.	(163,817)
	Total Insurance	(520,688)

	Internet Software & Services – (0.5)%

(5,196)	Zillow Group, Inc., (2)	(122,002)

	IT Services – (1.8)%

(15,255)	First Data Corporation, Class A Shares, (2)	(244,385)

(3,278)	Global Payments Inc.	(211,464)
	Total IT Services	(455,849)

	Machinery – (2.8)%

(3,107)	Caterpillar Inc.	(211,152)

(9,438)	Chart Industries, Inc., (2)	(169,506)

(5,721)	Donaldson Company, Inc.	(163,964)

(17,483)	Meritor Inc., (2)	(145,983)
	Total Machinery	(690,605)

	Media – (0.5)%

(3,514)	Starz, Class A, (2)	(117,719)

	Metals & Mining – (1.4)%

(104,705)	Vale SA, Sponsored ADR	(344,479)

20	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – (1.2)%

(2,571)	Kohl’s Corporation	$(122,457)

(2,400)	Target Corporation	(174,264)
	Total Multiline Retail	(296,721)

	Oil, Gas & Consumable Fuels – (5.7)%

(23,996)	Bill Barrett Corporation, (2)	(94,304)

(96,644)	California Resources Corporation	(225,181)

(4,199)	Cheniere Energy Inc., (2)	(156,413)

(18,453)	Emerge Energy Services LP	(85,437)

(16,830)	Memorial Production Partners LP	(44,431)

(11,334)	Oasis Petroleum Inc., (2)	(83,532)

(3,032)	ONEOK, Inc.	(74,769)

(43,129)	Petroleo Brasileiro, Sponsored ADR	(185,455)

(4,531)	SemGroup Corporation, A Shares	(130,765)

(27,594)	Stone Energy Corporation, (2)	(118,378)

(48,839)	Ultra Petroleum Corporation, (2)	(122,098)

(41,105)	W&T Offshore Inc.	(94,953)
	Total Oil, Gas & Consumable Fuels	(1,415,716)

	Pharmaceuticals – (1.6)%

(8,549)	DepoMed, Inc., (2)	(154,993)

(3,567)	Lannett Company Inc., (2)	(143,108)

(1,382)	Mallinckrodt PLC, (2)	(103,139)
	Total Pharmaceuiticals	(401,240)

	Real Estate Investment Trust – (9.0)%

(17,944)	Cousins Properties, Inc.	(169,212)

(4,949)	Gaming and Leisure Properties Inc.	(137,582)

(6,631)	Health Care Property Investors Inc.	(253,569)

(7,370)	Hospitality Properties Trust	(192,726)

(17,569)	Investors Real Estate Trust	(122,105)

(11,752)	iStar Inc., (2)	(137,851)

(16,433)	New Senior Investment Group Inc.	(162,029)

(8,838)	Northstar Realty Finance Corporation	(150,511)

(7,017)	Parkway Properties Inc.	(109,676)

(18,543)	Resource Capital Corporation	(236,609)

(8,870)	RLJ Lodging Trust	(191,858)

(15,212)	Senior Housing Properties Trust	(225,746)

(14,655)	Western Asset Mortgage Capital Corporation	(149,774)
	Total Real Estate Investment Trust	(2,239,248)

	Road & Rail – (0.5)%

(6,428)	ArcBest Corporation	(137,495)

Nuveen Investments	21

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Software – (2.2)%

(1,136)	Ansys Inc., (2)	$(105,080)

(5,796)	Cadence Design Systems, Inc., (2)	(120,615)

(3,653)	CDK Global Inc.	(173,408)

(3,632)	Mobileye NV, (2)	(153,561)
	Total Software	(552,664)

	Specialty Retail – (2.6)%

(3,964)	Best Buy Co., Inc.	(120,704)

(1,607)	Group 1 Automotive Inc.	(121,650)

(5,731)	Guess Inc.	(108,201)

(9,326)	Mens Wearhouse Inc.	(136,906)

(2,132)	Tiffany & Co.	(162,650)
	Total Specialty Retail	(650,111)

	Textiles, Apparel & Luxury Goods – (1.4)%

(2,732)	Columbia Sportswear Company	(133,212)

(2,207)	Deckers Outdoor Corporation, (2)	(104,170)

(1,960)	VF Corporation	(122,010)
	Total Textiles, Apparel & Luxury Goods	(359,392)

	Thrifts & Mortgage Finance – (1.5)%

(20,782)	MGIC Investment Corporation, (2)	(183,505)

(13,712)	Radian Group Inc.	(183,604)
	Total Thrifts & Mortgage Finance	(367,109)

	Trading Companies & Distributors – (2.3)%

(6,085)	Aircastle LTD	(127,116)

(3,117)	GATX Corporation	(132,628)

(5,142)	H&E Equipment Services, Inc.	(89,882)

(3,160)	United Rentals Inc., (2)	(229,224)
	Total Trading Companies & Distributors	(578,850)
	Total Common Stocks Sold Short (proceeds $15,094,865)	(15,328,824)

Shares	Description (1), (4)	Value

	EXCHANGE TRADE FUNDS SOLD SHORT – (8.2)% (3)

(4,392)	Health Care Select Sector SPDR® Fund	$(316,444)

(7,820)	Industrial Select Sector SPDR® Fund	(414,538)

(8,677)	iShares® MSCI Brazil Capped ETF	(179,440)

(7,756)	Market Vectors® Semiconductors ETF	(413,240)

(16,605)	SPDR® S&P Retail ETF	(718,000)
	Total Exchange-Traded Funds (proceeds $2,041,623)	(2,041,662)
	Total Securities Sold Short (proceeds $17,136,488)	(17,370,486)
	Other Assets Less Liabilities – 46.2%	11,510,727
	Net Assets – 100%	$24,902,950

22	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long- investments with a value of $17,883,041 have been pledged as collateral for securities sold short.

(4)	A copy of the most recent financial statements for the exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

See accompanying notes to financial statements.

Nuveen Investments	23

Statement of

Assets and Liabilities	December 31, 2015 (Unaudited)

Assets
Long-term investments, at value (cost $29,534,498)	$30,126,843
Short-term investments, at value (cost approximates value)	635,866
Cash collateral at brokers(1)	11,993,887
Receivable for:
Dividends	19,115
Investments sold	428,198
Reclaims	47
Reimbursement from Adviser	1,165
Other assets	23,737
Total assets	43,228,858
Liabilities
Securities sold short, at value (proceeds $17,136,488)	17,370,486
Payable for:
Dividends on securities sold short	30,041
Investments purchased	877,064
Accrued expenses:
Trustees Fees	12
12b-1 distribution and service fees	71
Other	48,234
Total liabilities	18,325,908
Net assets	$24,902,950
Class A Shares
Net assets	$126,257
Shares outstanding	5,708
Net asset value (“NAV”) per share	$22.12
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$23.47
Class C Shares
Net assets	$54,427
Shares outstanding	2,500
NAV and offering price per share	$21.77
Class I Shares
Net assets	$24,722,266
Shares outstanding	1,111,719
NAV and offering price per share	$22.24
Net assets consist of:
Capital paid-in	$24,554,207
Undistributed (Over-distribution of) net investment income	(69,605)
Accumulated net realized gain (loss)	60,001
Net unrealized appreciation (depreciation)	358,347
Net assets	$24,902,950
Authorized shares – per class	Unlimited
Par value per share	$0.01

(1)	Cash pledged as collateral for securities sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

See accompanying notes to financial statements.

24	Nuveen Investments

Statement of

Operations	December 31, 2015 (Unaudited)

Investment Income (net of tax withheld of $55)	$36,159
Expenses
Management fees	22,216
12b-1 distribution and service fees – Class A Shares	108
12b-1 distribution and service fees – Class C Shares	276
Dividends expense on securities sold short	54,555
Shareholders’ servicing agent fees	90
Custodian fees	14,729
Trustees fees	49
Prime broker fees	13,047
Professional fees	9,160
Shareholder reporting expenses	17,318
Federal and state registration fees	18,175
Other	1,893
Total expenses before fee waiver/expense reimbursement	151,616
Fee waiver/expense reimbursement	(59,662)
Net expenses	91,954
Net investment income (loss)	(55,795)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	45,305
Securities sold short	63,250
Change in net unrealized appreciation (depreciation) of:
Investments	381,247
Securities sold short	(259,384)
Net realized and unrealized gain (loss)	230,418
Net increase (decrease) in net assets from operations	$174,623

See accompanying notes to financial statements.

Nuveen Investments	25

Statement of

Changes in Net Assets	(Unaudited)

	Six Months Ended 12/31/15	Year Ended 6/30/15
Operations
Net investment income (loss)	$(55,795)	$(31,733)
Net realized gain (loss) from:
Investments	45,305	202,957
Securities sold short	63,250	(91,519)
Change in net unrealized appreciation (depreciation) of:
Investments	381,247	(8,301)
Securities sold short	(259,384)	58,986
Net increase (decrease) in net assets from operations	174,623	130,390
Distributions to Shareholders
From accumulated net realized gains:
Class A	(4,041)	—
Class C	(1,802)	—
Class I	(68,467)	—
Decrease in net assets from distributions to shareholders	(74,310)	—
Fund Share Transactions
Proceeds from sale of shares	22,546,000	23,871
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,239	—
Net increase (decrease) in net assets from Fund share transactions	22,548,239	23,871
Net increase (decrease) in net assets	22,648,552	154,261
Net assets at the beginning of period	2,254,398	2,100,137
Net assets at the end of period	$24,902,950	$2,254,398
Undistributed (Over-distribution of) net investment income at the end of period	$(69,605)	$(13,810)

See accompanying notes to financial statements.

26	Nuveen Investments

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Nuveen Investments	27

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended June 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/13)
2016(h)	$22.23	$(0.28)	$0.89	$0.61	$—	$(0.72)	$(0.72)	$22.12
2015	20.98	(0.37)	1.62	1.25	—	—	—	22.23
2014(e)	20.00	(0.18)	1.16	0.98	—	—	—	20.98
Class C (12/13)
2016(h)	21.97	(0.34)	0.86	0.52	—	(0.72)	(0.72)	21.77
2015	20.89	(0.52)	1.60	1.08	—	—	—	21.97
2014(e)	20.00	(0.27)	1.16	0.89	—	—	—	20.89
Class I (12/13)
2016(h)	22.31	(0.34)	0.99	0.65	—	(0.72)	(0.72)	22.24
2015	21.00	(0.31)	1.62	1.31	—	—	—	22.31
2014(e)	20.00	(0.15)	1.15	1.00	—	—	—	21.00

28	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement(d)				Ratios to Average Net Assets After Waiver/Reimbursement(c)(d)

Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Investment Income (Loss)		Expenses(f)		Net Investment Income (Loss)		Portfolio Turnover Rate(g)

2.74%	$126	8.97	%*	(7.22	)%*	4.26	%*	(2.50	)%*	339%
5.96	80	6.94		(5.41)		3.20		(1.67)		599
4.90	52	7.88	*	(5.83	)*	3.66	*	(1.60	)*	279

2.36	54	9.62	*	(7.89	)*	4.80	*	(3.07	)*	339
5.17	55	7.52		(6.00)		3.94		(2.41)		599
4.45	52	8.63	*	(6.57	)*	4.41	*	(2.35	)*	279

2.91	24,722	8.60	*	(6.53	)*	5.27	*	(3.19	)*	339
6.19	2,120	6.53		(5.01)		2.94		(1.41)		599
5.05	1,995	7.64	*	(5.58	)*	3.41	*	(1.35	)*	279

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	Each ratio includes the effect of dividends expenses and prime broker expense on securities sold short as follows:

	Ratios of Dividends Expense on Securities Sold Short to Average Net Assets						Ratios of Prime Broker Expense to Average Net Assets
	Class A		Class C		Class I		Class A		Class C		Class I
Year Ended June 30,
2016(h)	1.82	%*	1.62	%*	3.16	%*	0.82	%*	0.82	%*	0.74	%*
2015	0.85		0.82		0.82		0.74		0.76		0.76
2014(e)	1.25	*	1.25	*	1.25	*	0.79	*	0.79	*	0.79	*

(e)	For the period December 12, 2013 (commencement of operations) through June 30, 2014.
(f)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the exchange-traded funds in which the Fund invests. These exchange-traded fund fees and expenses are not reflected in the expense ratios. Because the exchange-traded funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(g)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(h)	For the six months ended December 31, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	29

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

The Nuveen Investment Trust II (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Symphony Dynamic Equity Fund (the “Fund”), a diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.

The end of the reporting period for the Fund is December 31, 2015, and the period covered by these Notes to Financial Statements is the six months ended December 31, 2015 (the “current fiscal period”).

Investment Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for the Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Symphony Asset Management LLC (the “Sub-Adviser”), an affiliate of Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.

Investment Objective and Principal Investment Strategies

The Fund’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including exchange-traded funds (“ETFs”) that provide exposure to equity securities. The Fund pursues its investment objective by establishing long and short investment exposures to equity securities. The Fund will take long positions by investing directly in equity securities and ETFs. The Fund generally will obtain short investment exposures though short sales of ETFs and through derivative instruments, although it may also engage in short sales of individual equity securities. The Fund will take long and short positions in ETFs in order to gain exposure to broad segments of the equity market, or to particular industries or sectors of the market. In addition, subject to the 80% requirement set forth above, the Fund may take long and short positions in ETFs that provide exposure to other asset classes including, but not limited to, commodities, currencies and debt securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of total assets.

The Fund may have long positions totaling up to 150% of its net assets and short positions totaling up to 100% of its net assets, and will maintain a net investment exposure (long positions minus short positions) ranging from approximately -20% to 100% of net assets. The investment exposure provided by derivative positions will be measured using their notional values.

The Fund may also obtain long and short investment exposures to equity securities through the use of derivative instruments, including futures contracts and total return swaps.

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income earned on long positions and dividends expense incurred on securities sold short is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

30	Nuveen Investments

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and shareholder service fees.

Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the

Nuveen Investments	31

Notes to Financial Statements (Unaudited) (continued)

assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange, which may represent a transfer from a Level 1 to a Level 2 security.

ETFs are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Fund’s Board of Trustees (the “Board”) and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$30,126,843	$—	$—	$30,126,843
Short-Term Investments:
Repurchase Agreements	—	635,866	—	635,866
Securities Sold Short*:
Common Stocks Sold Short	(15,328,824)	—	—	(15,328,824)
Exchange-Traded Funds Sold Short	(2,041,662)	—	—	(2,041,662)
Total	$12,756,357	$635,866	$—	$13,392,223
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

32	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
Fixed Income Clearing Corporation	$635,866	$(635,866)	$—
*	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.

Short Sale Transactions

The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.

When the Fund sells a security short, it borrows the security from a third party and segregates assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for the Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the security by the issuer and recognizes such amounts as “Dividends expense on securities sold short” on the Statement of Operations. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in net unrealized appreciation (depreciation) of securities sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Net realized gain (loss) from securities sold short” on the Statement of Operations.

Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund, which are recognized as “Prime broker fees” on the Statement of Operations.

Nuveen Investments	33

Notes to Financial Statements (Unaudited) (continued)

Investments in Derivatives

The Fund is authorized to invest in certain derivatives instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 12/31/15		Year Ended 6/30/15
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,011	$46,000	1,096	$23,871
Class C	—	—	—	—
Class I	1,016,719	22,500,000	—	—
Shares issued to shareholders due to reinvestment of distributions:
Class A	101	2,239	—	—
Class C	—	—	—	—
Class I	—	—	—	—
	1,018,831	22,548,239	1,096	23,871
Shares redeemed:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
	—	—	—	—
Net increase (decrease)	1,018,831	$22,548,239	1,096	$23,871

5. Investment Transactions

Long-term purchases and sales (including transactions for securities sold short) during the current fiscal period aggregated $32,809,298 and $21,539,669, respectively.

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

34	Nuveen Investments

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of December 31, 2015, the cost and unrealized appreciation (depreciation) of investments (excluding securities sold short), as determined on a federal income tax basis, were as follows:

Cost of investments	$30,174,597
Gross unrealized:
Appreciation	$664,259
Depreciation	(76,147)
Net unrealized appreciation (depreciation) of investments	$588,112

Permanent differences, primarily due to federal taxes paid, foreign currency transactions, investments in partnerships, investments in short sales, and net operating losses, resulted in reclassifications among the Fund’s components of net assets as of June 30, 2015, the Fund’s last tax year end, as follows:

Capital paid-in	$(14,425)
Undistributed (Over-distribution of) net investment income	28,609
Accumulated net realized gain (loss)	(14,184)

The tax components of undistributed net ordinary income and net long-term capital gains as of June 30, 2015, the Fund’s last tax year end, were as follows:

Undistributed net ordinary income[1]	$—
Undistributed net long-term capital gains	40,455
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Fund’s last tax year ended June 30, 2015, was designated for the purposes of the dividends paid deduction as follows:

2015
Distributions from net ordinary income[1]	$—
Distributions from net long-term capital gains	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of June 30, 2015, the Fund’s last tax year end, the Fund did not have any unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any.

During the Fund’s last tax year ended June 30, 2015, the Fund utilized $48,275 of its capital loss carryforward.

The Fund has elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The Fund has elected to defer losses as follows:

Post-October capital losses[2]	$2,398
Late-year ordinary losses[3]	13,810
[2]	Capital losses incurred from November 1, 2014 through June 30, 2015, the Fund’s last tax year end.
[3]	Ordinary losses incurred from January 1, 2015 through June 30, 2015, and/or specified losses incurred from November 1, 2014 through June 30, 2015.

7. Management Fees and Other Transactions with Affiliates

The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee
For the first $125 million	1.1000%
For the next $125 million	1.0875
For the next $250 million	1.0750
For the next $500 million	1.0625
For the next $1 billion	1.0500
For net assets over $2 billion	1.0250

Nuveen Investments	35

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2015, the complex-level fee rate for the Fund was 0.1639%.

The Adviser has agreed to waive fees and/or reimburse expenses through October 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the current fiscal period, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Sales charges collected	$—
Paid to financial intermediaries	—

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Commission advances	$—

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

12b-1 fees retained	$—

The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

CDSC retained	$—

During the current fiscal period, Nuveen Securities, LLC, a wholly-owned subsidiary of Nuveen retained all 12b-1 fees.

As of December 31, 2015, Nuveen owned shares of the Fund as follows:

Class A Shares	2,500
Class C Shares	2,500
Class I Shares	95,000

36	Nuveen Investments

8. Borrowing Arrangements

During the current fiscal period, the Fund, along with certain other funds managed by the Adviser (“Participating Funds”), established a 364-day, $2.53 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include the Fund covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including the Fund covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2016 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Fund did not utilize this facility.

Nuveen Investments	37

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Symphony Asset Management LLC 555 California Street Rene Suite 2975 San Francisco, CA 94104	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian State Street Bank & Trust Company Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

38	Nuveen Investments

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Lipper Alternative Long/Short Equity Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Alternative Long/Short Equity Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Long Position: A security the fund owns in its portfolio.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 1000® Index: An unmanaged index generally considered representative of large-cap stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Short Position: A security the fund does not own but has sold through the delivery of a borrowed security.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Nuveen Investments	39

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed approximately $225 billion as of December 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-SDEF-1215P        14136-INV-B-02/17

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: March 9, 2016

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: March 9, 2016